Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (5.3%)
*	Walt Disney Co.	327,836	32,085
	Verizon Communications Inc.	754,946	29,428
	Comcast Corp. Class A	791,829	29,013
	AT&T Inc.	1,086,130	20,941
*	T-Mobile US Inc.	108,265	16,398
	Activision Blizzard Inc.	128,112	9,474
*	Charter Communications Inc. Class A	19,915	7,793
	Electronic Arts Inc.	47,492	6,211
*	Warner Bros Discovery Inc.	397,584	4,532
	Omnicom Group Inc.	36,951	2,947
*	Match Group Inc.	51,042	2,581
	Interpublic Group of Cos. Inc.	70,596	2,426
[1]	Paramount Global Class B	90,547	1,818
	Fox Corp. Class A	55,171	1,790
	News Corp. Class A	73,026	1,398
*	Take-Two Interactive Software Inc.	10,670	1,128
*	Live Nation Entertainment Inc.	14,516	1,056
	Lumen Technologies Inc.	170,842	934
	Fox Corp. Class B	24,997	763
*	DISH Network Corp. Class A	45,211	726
	News Corp. Class B	17,496	340
			173,782
Consumer Discretionary (6.5%)
	McDonald's Corp.	72,773	19,852
	TJX Cos. Inc.	210,742	16,870
*	Booking Holdings Inc.	7,145	14,858
	Home Depot Inc.	44,365	14,374
	NIKE Inc. Class B	104,600	11,474
	General Motors Co.	262,292	10,639
	Dollar General Corp.	40,833	10,440
	Starbucks Corp.	101,178	10,340
	Ford Motor Co.	710,457	9,875
	Marriott International Inc. Class A	49,549	8,193
	Ross Stores Inc.	62,868	7,398
	Target Corp.	37,521	6,269
*	Dollar Tree Inc.	37,941	5,702
	Genuine Parts Co.	25,444	4,665
	Hilton Worldwide Holdings Inc.	29,121	4,153
	Lennar Corp. Class A	45,606	4,006
	Yum! Brands Inc.	27,181	3,497
	Darden Restaurants Inc.	21,990	3,232

		Shares	Market Value ($000)
*	Aptiv plc	28,815	3,074
	Best Buy Co. Inc.	35,940	3,066
*	Expedia Group Inc.	27,269	2,913
*	Las Vegas Sands Corp.	58,928	2,760
*	Chipotle Mexican Grill Inc. Class A	1,647	2,680
*	Royal Caribbean Cruises Ltd.	39,333	2,357
	DR Horton Inc.	26,656	2,292
	MGM Resorts International	58,500	2,156
	VF Corp.	59,211	1,943
*	Ulta Beauty Inc.	4,100	1,906
	PulteGroup Inc.	41,508	1,859
	BorgWarner Inc.	42,443	1,804
*,1	Carnival Corp.	176,997	1,758
	Tapestry Inc.	45,154	1,705
*	Wynn Resorts Ltd.	18,562	1,553
	Hasbro Inc.	23,261	1,461
	LKQ Corp.	26,656	1,448
	Whirlpool Corp.	9,777	1,433
*	NVR Inc.	294	1,364
	Garmin Ltd.	13,555	1,260
*	Norwegian Cruise Line Holdings Ltd.	75,558	1,242
	eBay Inc.	22,653	1,029
*	Mohawk Industries Inc.	9,466	959
*	CarMax Inc.	13,432	932
	Ralph Lauren Corp. Class A	7,699	871
	Advance Auto Parts Inc.	5,651	853
	Domino's Pizza Inc.	2,122	825
*	Caesars Entertainment Inc.	13,853	704
	Bath & Body Works Inc.	14,333	609
	Newell Brands Inc.	31,725	411
	Lennar Corp. Class B	360	26
			215,090
Consumer Staples (11.4%)
	Procter & Gamble Co.	429,516	64,067
	Coca-Cola Co.	699,644	44,504
	Walmart Inc.	256,249	39,057
	Philip Morris International Inc.	278,700	27,778
	PepsiCo Inc.	143,866	26,689
	Costco Wholesale Corp.	39,029	21,046
	Mondelez International Inc. Class A	246,285	16,651
	Altria Group Inc.	323,834	15,084
	Colgate-Palmolive Co.	149,945	11,618
	Archer-Daniels-Midland Co.	100,820	9,830
	General Mills Inc.	107,030	9,130
	Kimberly-Clark Corp.	60,676	8,230
	Sysco Corp.	91,540	7,919
	Constellation Brands Inc. Class A	28,893	7,436
	Kroger Co.	117,119	5,761
	Kraft Heinz Co.	143,265	5,638
	Walgreens Boots Alliance Inc.	129,057	5,356
	Keurig Dr Pepper Inc.	116,218	4,494
	Estee Lauder Cos. Inc. Class A	17,118	4,036
	McCormick & Co. Inc. (Non-Voting)	45,106	3,842
	Church & Dwight Co. Inc.	43,773	3,584
	Tyson Foods Inc. Class A	52,183	3,459
*	Monster Beverage Corp.	33,266	3,422
	Hershey Co.	14,482	3,406
	Kellogg Co.	45,969	3,353

		Shares	Market Value ($000)
	Clorox Co.	22,203	3,300
	Conagra Brands Inc.	86,541	3,287
	J M Smucker Co.	19,209	2,958
	Hormel Foods Corp.	51,903	2,439
	Brown-Forman Corp. Class B	32,797	2,395
	Lamb Weston Holdings Inc.	25,798	2,242
	Campbell Soup Co.	36,098	1,937
	Molson Coors Beverage Co. Class B	33,754	1,860
			375,808
Energy (8.4%)
	Exxon Mobil Corp.	749,259	83,422
	Chevron Corp.	323,757	59,348
	ConocoPhillips	228,890	28,270
	Schlumberger Ltd.	254,270	13,108
	Marathon Petroleum Corp.	89,665	10,922
	Valero Energy Corp.	70,887	9,472
	Phillips 66	86,550	9,385
	EOG Resources Inc.	56,857	8,070
	Williams Cos. Inc.	218,995	7,599
	Kinder Morgan Inc.	356,417	6,815
	Halliburton Co.	163,069	6,179
	Occidental Petroleum Corp.	79,057	5,494
	Baker Hughes Co. Class A	181,935	5,280
	Pioneer Natural Resources Co.	18,896	4,459
	Coterra Energy Inc.	143,280	3,999
	Marathon Oil Corp.	122,010	3,737
	ONEOK Inc.	45,933	3,074
	EQT Corp.	66,401	2,816
	Hess Corp.	14,487	2,085
	APA Corp.	26,344	1,234
			274,768
Financials (15.1%)
*	Berkshire Hathaway Inc. Class B	324,490	103,383
	JPMorgan Chase & Co.	284,703	39,340
	Wells Fargo & Co.	681,943	32,699
	Bank of America Corp.	703,810	26,639
	Citigroup Inc.	348,314	16,862
	Chubb Ltd.	75,107	16,493
	Progressive Corp.	105,108	13,890
	PNC Financial Services Group Inc.	73,725	12,405
	Morgan Stanley	122,824	11,431
	CME Group Inc.	64,625	11,406
	Truist Financial Corp.	238,511	11,165
	US Bancorp	243,140	11,036
	American Express Co.	60,443	9,525
	BlackRock Inc.	13,010	9,315
	MetLife Inc.	120,632	9,252
	American International Group Inc.	136,590	8,620
	S&P Global Inc.	23,885	8,427
	Travelers Cos. Inc.	42,655	8,096
	Aflac Inc.	103,358	7,435
	Charles Schwab Corp.	87,828	7,249
	Prudential Financial Inc.	66,849	7,222
	Allstate Corp.	48,589	6,506
	Bank of New York Mellon Corp.	132,246	6,070
	Marsh & McLennan Cos. Inc.	34,981	6,058
	M&T Bank Corp.	31,581	5,369

		Shares	Market Value ($000)
	State Street Corp.	66,131	5,269
	Willis Towers Watson plc	19,791	4,872
	Aon plc Class A	15,186	4,682
	Intercontinental Exchange Inc.	43,215	4,681
	Fifth Third Bancorp	123,480	4,490
	Hartford Financial Services Group Inc.	58,212	4,446
	Arthur J Gallagher & Co.	21,217	4,225
	Huntington Bancshares Inc.	259,683	4,020
	Citizens Financial Group Inc.	89,264	3,783
	Principal Financial Group Inc.	41,764	3,745
	Capital One Financial Corp.	35,931	3,710
	Northern Trust Corp.	37,551	3,496
	KeyCorp	168,075	3,161
	Moody's Corp.	9,628	2,872
	W R Berkley Corp.	36,635	2,795
	Ameriprise Financial Inc.	7,602	2,523
	Everest Re Group Ltd.	7,070	2,389
*	Arch Capital Group Ltd.	37,210	2,229
	Regions Financial Corp.	92,163	2,139
	Loews Corp.	35,862	2,085
	Globe Life Inc.	16,248	1,949
	Cincinnati Financial Corp.	15,135	1,679
	Raymond James Financial Inc.	14,282	1,670
	Invesco Ltd.	81,561	1,559
	T. Rowe Price Group Inc.	12,143	1,517
	Synchrony Financial	37,153	1,396
	FactSet Research Systems Inc.	2,856	1,317
	Assurant Inc.	9,550	1,224
	Lincoln National Corp.	27,775	1,082
	Cboe Global Markets Inc.	7,962	1,010
	MarketAxess Holdings Inc.	3,520	943
	Comerica Inc.	12,893	925
	Nasdaq Inc.	13,376	916
	Brown & Brown Inc.	13,043	777
	Franklin Resources Inc.	28,007	751
	Zions Bancorp NA	14,034	727
			496,947
Health Care (17.3%)
	Johnson & Johnson	472,677	84,136
	UnitedHealth Group Inc.	97,536	53,426
	Merck & Co. Inc.	455,445	50,154
	Bristol-Myers Squibb Co.	383,920	30,821
	CVS Health Corp.	236,038	24,048
	AbbVie Inc.	146,237	23,570
	Pfizer Inc.	464,168	23,269
	Elevance Health Inc.	43,153	22,997
	Gilead Sciences Inc.	225,379	19,795
	Medtronic plc	238,891	18,882
	Cigna Corp.	54,869	18,046
	Amgen Inc.	56,755	16,255
	Abbott Laboratories	148,046	15,927
	Becton Dickinson & Co.	51,267	12,783
	Humana Inc.	22,740	12,505
*	Boston Scientific Corp.	257,416	11,653
	Danaher Corp.	37,674	10,300
	McKesson Corp.	25,863	9,871
*	Centene Corp.	102,708	8,941
	Stryker Corp.	35,693	8,348

		Shares	Market Value ($000)
*	Biogen Inc.	26,079	7,959
*	Vertex Pharmaceuticals Inc.	18,459	5,840
*	Intuitive Surgical Inc.	19,930	5,389
	Baxter International Inc.	90,612	5,122
	AmerisourceBergen Corp.	29,168	4,979
	Zimmer Biomet Holdings Inc.	37,764	4,535
	Zoetis Inc. Class A	28,629	4,413
	Cardinal Health Inc.	49,071	3,934
	HCA Healthcare Inc.	16,279	3,911
	Agilent Technologies Inc.	21,529	3,337
*	Edwards Lifesciences Corp.	41,353	3,195
*	Illumina Inc.	14,436	3,148
	Cooper Cos. Inc.	8,852	2,800
	ResMed Inc.	11,091	2,553
	Viatris Inc.	217,438	2,398
*	Mettler-Toledo International Inc.	1,500	2,204
*	Henry Schein Inc.	24,405	1,975
*	IDEXX Laboratories Inc.	4,634	1,973
*	IQVIA Holdings Inc.	9,028	1,968
	Teleflex Inc.	8,402	1,967
	STERIS plc	10,414	1,934
	Laboratory Corp. of America Holdings	7,630	1,837
*	Molina Healthcare Inc.	5,315	1,790
	Quest Diagnostics Inc.	11,287	1,714
	Universal Health Services Inc. Class B	11,781	1,542
*	Incyte Corp.	18,870	1,503
*	ABIOMED Inc.	3,672	1,387
	Organon & Co.	45,608	1,187
	DENTSPLY SIRONA Inc.	38,626	1,169
*	Waters Corp.	2,784	965
*	Hologic Inc.	11,660	888
*	DaVita Inc.	9,984	736
*	Bio-Rad Laboratories Inc. Class A	1,735	720
*	Catalent Inc.	12,875	645
			567,344
Industrials (12.6%)
	Honeywell International Inc.	121,117	26,591
	Raytheon Technologies Corp.	265,406	26,201
	Caterpillar Inc.	94,913	22,438
	Lockheed Martin Corp.	42,417	20,580
*	Boeing Co.	100,389	17,958
	General Electric Co.	197,219	16,955
	Union Pacific Corp.	66,274	14,410
	United Parcel Service Inc. Class B	75,053	14,240
	Northrop Grumman Corp.	26,132	13,936
	CSX Corp.	384,915	12,583
	3M Co.	99,564	12,542
	Deere & Co.	27,001	11,907
	Eaton Corp. plc	71,606	11,704
	Norfolk Southern Corp.	42,238	10,834
	General Dynamics Corp.	40,445	10,208
	Emerson Electric Co.	106,340	10,184
	FedEx Corp.	42,963	7,829
	Trane Technologies plc	41,644	7,430
	Parker-Hannifin Corp.	23,079	6,899
	Illinois Tool Works Inc.	29,871	6,795
	Carrier Global Corp.	151,302	6,706
	PACCAR Inc.	62,525	6,622

		Shares	Market Value ($000)
	Cummins Inc.	25,344	6,365
	AMETEK Inc.	41,286	5,880
	Waste Management Inc.	33,159	5,561
	WW Grainger Inc.	8,143	4,911
	L3Harris Technologies Inc.	19,959	4,532
	Fortive Corp.	64,025	4,325
*	Southwest Airlines Co.	106,792	4,262
*	Delta Air Lines Inc.	115,559	4,087
	Ingersoll Rand Inc.	72,602	3,918
	Cintas Corp.	8,358	3,860
	Otis Worldwide Corp.	45,433	3,548
	Westinghouse Air Brake Technologies Corp.	32,743	3,310
	TransDigm Group Inc.	5,179	3,255
	Johnson Controls International plc	48,426	3,217
*	CoStar Group Inc.	35,509	2,878
	Republic Services Inc. Class A	20,625	2,873
	Fastenal Co.	53,905	2,777
	Textron Inc.	38,145	2,723
	Leidos Holdings Inc.	24,627	2,692
	Rockwell Automation Inc.	9,937	2,626
*	United Airlines Holdings Inc.	58,597	2,588
	Verisk Analytics Inc. Class A	13,860	2,546
	Howmet Aerospace Inc.	66,704	2,513
	Snap-on Inc.	9,563	2,301
	CH Robinson Worldwide Inc.	22,220	2,227
	Stanley Black & Decker Inc.	26,518	2,167
	Xylem Inc.	19,061	2,142
	Dover Corp.	13,894	1,972
	IDEX Corp.	7,979	1,895
	Allegion plc	15,765	1,792
	Quanta Services Inc.	11,876	1,780
*	United Rentals Inc.	5,029	1,775
*	American Airlines Group Inc.	116,520	1,681
	Huntington Ingalls Industries Inc.	7,164	1,662
*	Copart Inc.	24,554	1,634
	Jacobs Solutions Inc.	12,808	1,621
	JB Hunt Transport Services Inc.	6,118	1,125
*	Alaska Air Group Inc.	22,723	1,078
	Masco Corp.	21,043	1,069
	Rollins Inc.	23,244	940
	Nordson Corp.	3,874	916
	Fortune Brands Home & Security Inc.	12,946	846
	A O Smith Corp.	11,549	702
	Pentair plc	12,408	568
	Robert Half International Inc.	6,302	496
			413,188
Information Technology (10.8%)
	Visa Inc. Class A	167,548	36,358
	Mastercard Inc. Class A	81,297	28,974
	International Business Machines Corp.	162,370	24,177
	Intel Corp.	738,156	22,196
	Cisco Systems Inc.	409,476	20,359
	Broadcom Inc.	31,224	17,205
	Analog Devices Inc.	93,501	16,074
	Texas Instruments Inc.	83,825	15,127
	Accenture plc Class A	47,756	14,371
*	Fiserv Inc.	115,022	12,004
	Micron Technology Inc.	198,349	11,435

		Shares	Market Value ($000)
*	Salesforce Inc.	69,817	11,188
	Automatic Data Processing Inc.	35,140	9,282
	Roper Technologies Inc.	19,079	8,374
	Fidelity National Information Services Inc.	109,204	7,926
*	PayPal Holdings Inc.	95,743	7,507
	TE Connectivity Ltd.	57,474	7,249
	Cognizant Technology Solutions Corp. Class A	93,135	5,794
	Global Payments Inc.	49,873	5,176
	Corning Inc.	136,902	4,672
	Microchip Technology Inc.	51,735	4,097
	Amphenol Corp. Class A	50,150	4,034
	Hewlett Packard Enterprise Co.	233,108	3,912
*	Teledyne Technologies Inc.	8,435	3,544
	Paychex Inc.	27,134	3,365
	Motorola Solutions Inc.	12,333	3,357
*	Synopsys Inc.	9,076	3,082
	NXP Semiconductors NV	17,438	3,066
*	Autodesk Inc.	14,049	2,837
*	FleetCor Technologies Inc.	13,532	2,655
	Jack Henry & Associates Inc.	13,086	2,478
	Gen Digital Inc.	106,875	2,454
	HP Inc.	81,582	2,451
*	Western Digital Corp.	56,156	2,064
	Juniper Networks Inc.	57,858	1,923
	CDW Corp.	9,940	1,875
*	VeriSign Inc.	8,871	1,773
	Broadridge Financial Solutions Inc.	11,767	1,755
*	Akamai Technologies Inc.	16,545	1,569
*	ANSYS Inc.	5,947	1,512
*	Keysight Technologies Inc.	8,079	1,461
	Skyworks Solutions Inc.	15,258	1,459
*	ON Semiconductor Corp.	18,646	1,402
*	DXC Technology Co.	41,217	1,223
*	PTC Inc.	9,485	1,207
*	Trimble Inc.	19,733	1,179
*	Ceridian HCM Holding Inc.	16,184	1,108
*	Tyler Technologies Inc.	2,828	969
*	Qorvo Inc.	9,445	937
*	F5 Inc.	5,028	777
	NetApp Inc.	11,417	772
*	SolarEdge Technologies Inc.	2,499	747
*	Paycom Software Inc.	2,168	735
*	Zebra Technologies Corp. Class A	2,523	682
	Seagate Technology Holdings plc	9,503	503
			354,412
Materials (3.7%)
	Linde plc	43,881	14,765
	Air Products and Chemicals Inc.	39,891	12,373
	Corteva Inc.	129,090	8,670
	Newmont Corp.	142,674	6,773
	Ecolab Inc.	44,577	6,679
	Dow Inc.	129,114	6,581
	DuPont de Nemours Inc.	90,094	6,353
	Freeport-McMoRan Inc.	144,027	5,732
	PPG Industries Inc.	42,279	5,717
	Sherwin-Williams Co.	19,942	4,969
	International Flavors & Fragrances Inc.	45,885	4,856
	LyondellBasell Industries NV Class A	45,821	3,895

		Shares	Market Value ($000)
	Amcor plc	270,885	3,345
	Nucor Corp.	21,704	3,255
	Mosaic Co.	62,227	3,192
	Ball Corp.	56,656	3,177
	FMC Corp.	22,708	2,967
	International Paper Co.	65,378	2,427
	Packaging Corp. of America	16,817	2,285
	Vulcan Materials Co.	12,450	2,282
	Eastman Chemical Co.	22,030	1,908
	Albemarle Corp.	6,732	1,871
	Westrock Co.	45,606	1,729
	Martin Marietta Materials Inc.	4,691	1,719
	CF Industries Holdings Inc.	14,295	1,547
	Avery Dennison Corp.	7,131	1,379
	Celanese Corp. Class A	10,179	1,092
	Sealed Air Corp.	11,694	622
			122,160
Real Estate (3.1%)
	American Tower Corp.	41,012	9,074
	Prologis Inc.	64,700	7,621
	Realty Income Corp.	111,032	7,003
	Equinix Inc.	8,848	6,111
	Crown Castle Inc.	42,840	6,059
	VICI Properties Inc.	173,167	5,922
	Welltower Inc.	83,349	5,920
	Digital Realty Trust Inc.	51,708	5,815
	Alexandria Real Estate Equities Inc.	26,742	4,161
	Equity Residential	60,964	3,954
	Public Storage	11,670	3,477
	Ventas Inc.	72,037	3,352
	Simon Property Group Inc.	23,496	2,806
	Kimco Realty Corp.	111,865	2,564
	SBA Communications Corp. Class A	8,522	2,551
	AvalonBay Communities Inc.	14,537	2,543
	Healthpeak Properties Inc.	96,807	2,542
	Weyerhaeuser Co.	76,993	2,519
	Host Hotels & Resorts Inc.	128,194	2,428
*	CBRE Group Inc. Class A	28,999	2,308
	Boston Properties Inc.	25,777	1,858
	Regency Centers Corp.	27,647	1,837
	Invitation Homes Inc.	56,145	1,832
	Essex Property Trust Inc.	6,539	1,441
	Mid-America Apartment Communities Inc.	7,869	1,297
	Iron Mountain Inc.	20,332	1,105
	UDR Inc.	24,647	1,022
	Federal Realty Investment Trust	7,557	840
	Vornado Realty Trust	28,870	730
			100,692
Utilities (5.6%)
	NextEra Energy Inc.	353,138	29,911
	Duke Energy Corp.	138,425	13,833
	Southern Co.	191,109	12,927
	Sempra Energy	56,468	9,384
	Dominion Energy Inc.	149,588	9,141
	American Electric Power Co. Inc.	92,314	8,936
	Exelon Corp.	178,296	7,376
	Xcel Energy Inc.	98,354	6,906

			Shares	Market Value ($000)
		Consolidated Edison Inc.	63,775	6,252
		Constellation Energy Corp.	58,786	5,650
		WEC Energy Group Inc.	56,747	5,626
		Public Service Enterprise Group Inc.	89,736	5,434
		Eversource Energy	62,348	5,166
		American Water Works Co. Inc.	32,710	4,964
		Edison International	68,672	4,578
*		PG&E Corp.	289,984	4,553
		Entergy Corp.	36,629	4,259
		Ameren Corp.	46,524	4,156
		DTE Energy Co.	34,899	4,049
		FirstEnergy Corp.	97,770	4,032
		PPL Corp.	132,588	3,914
		CenterPoint Energy Inc.	113,414	3,528
		AES Corp.	119,796	3,464
		CMS Energy Corp.	52,304	3,194
		Atmos Energy Corp.	25,084	3,015
		Alliant Energy Corp.	44,990	2,533
		Evergy Inc.	41,157	2,437
		NiSource Inc.	72,785	2,034
		Pinnacle West Capital Corp.	20,279	1,588
				182,840
Total Common Stocks (Cost $3,016,196)				3,277,031
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $3,639)	3.877%	36,393	3,639
Total Investments (99.9%) (Cost $3,019,835)				3,280,670
Other Assets and Liabilities—Net (0.1%)				3,673
Net Assets (100%)				3,284,343
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,532,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,627,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	11	2,245	38

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	3,555	(3.776)	248	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts cash of $510,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,277,031	—	—	3,277,031
Temporary Cash Investments	3,639	—	—	3,639
Total	3,280,670	—	—	3,280,670

Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Swap Contracts	—	248	—	248
Total	38	248	—	286
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.